Credit card receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Receivables - current (i)	$ 6,296,788	$ 4,236,235
Receivables - installments (i)	7,212,775	4,259,979
Receivables - revolving (ii)	978,741	770,011
Total receivables	14,488,304	9,266,225
Fair value adjustment - portfolio hedge (note 19)	32	(51)
Total	14,488,336	9,266,174
Credit card ECL allowance
Presented as deduction of receivables	(2,074,203)	(1,033,102)
Presented as "Other liabilities" (note 26)	(22,066)	(17,566)
Total credit card ECL allowance	(2,096,269)	(1,050,668)
Receivables, net	12,392,067	8,215,506
Total receivables presented as assets	$ 12,414,133	$ 8,233,072